Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in Excess of One Year

Total future minimum lease payments under non-cancellable lease contracts are as follows:

Amount
(in millions)
2017	$72
2018	51
2019	39
2020	28
2021	25
2022 and beyond	21
Total minimum rental commitments	$236

Financial Services has Various Agreements to Extend Credit

At December 31, 2016, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Wholesale and dealer financing	$6,917	$3,728	$3,189